PRINCIPAL ACCOUNTING POLICIES - CHANGES IN ACCOUNTING POLICIES - Impact on the financial statements (Details) $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($) [1]	Jan. 01, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Non-current assets
Financial assets at fair value through other comprehensive income	¥ 321,246,000	$ 46,723	¥ 296,414,000	¥ 0
Available-for-sale investments	0	0	0	296,414,000
Deferred tax assets	197,295,000	28,695	53,563,000	37,005,000
Total non-current assets	29,045,560,000	4,224,502	349,977,000	27,936,352,000
Current assets [abstract]
Trade receivables	3,861,617,000	561,649	4,081,506,000	4,142,210,000
Prepayments and other receivables	348,907,000	50,747	308,724,000	314,251,000
Total current assets	6,356,677,000	924,541	4,390,230,000	6,057,886,000
Non-current liabilities [abstract]
Deferred income	99,765,000	14,510	105,754,000	105,791,000
Current liabilities [abstract]
Contract liabilities	203,631,000	29,617	135,499,000	0
Accruals and other payables	2,076,798,000	302,058	1,327,769,000	1,463,231,000
Total current liabilities	6,422,245,000	934,077	1,463,268,000	5,164,975,000
Equity
Other reserves	3,188,161,000	463,699	3,104,549,000	3,109,516,000
Retained earnings	7,017,944,000	1,020,718	6,884,180,000	6,928,886,000
Total equity	¥ 28,816,329,000	$ 4,191,162	9,988,729,000	28,657,081,000	¥ 28,030,055,000	¥ 27,444,262,000
Previously stated [member]
Non-current assets
Financial assets at fair value through other comprehensive income				0
Available-for-sale investments				296,414,000
Deferred tax assets				37,005,000
Total non-current assets				333,419,000
Current assets [abstract]
Trade receivables				4,142,210,000
Prepayments and other receivables				314,251,000
Total current assets				4,456,461,000
Non-current liabilities [abstract]
Deferred income				105,791,000
Current liabilities [abstract]
Contract liabilities				0
Accruals and other payables				1,463,231,000
Total current liabilities				1,463,231,000
Equity
Other reserves				3,109,516,000
Retained earnings				6,928,886,000
Total equity				¥ 10,038,402,000
Adjustment from Adoption of IFRS 9
Non-current assets
Financial assets at fair value through other comprehensive income			296,414,000
Available-for-sale investments			(296,414,000)
Deferred tax assets			16,558,000
Total non-current assets			16,558,000
Current assets [abstract]
Trade receivables			(60,704,000)
Prepayments and other receivables			(5,527,000)
Total current assets			(66,231,000)
Non-current liabilities [abstract]
Deferred income			0
Current liabilities [abstract]
Contract liabilities			0
Accruals and other payables			0
Total current liabilities			0
Equity
Other reserves			(4,967,000)
Retained earnings			(44,706,000)
Total equity			(49,673,000)
Adjustment from Adoption of IFRS 15
Non-current assets
Financial assets at fair value through other comprehensive income			0
Available-for-sale investments			0
Deferred tax assets			0
Total non-current assets			0
Current assets [abstract]
Trade receivables			0
Prepayments and other receivables			0
Total current assets			0
Non-current liabilities [abstract]
Deferred income			(37,000)
Current liabilities [abstract]
Contract liabilities			135,499,000
Accruals and other payables			(135,462,000)
Total current liabilities			37,000
Equity
Other reserves			0
Retained earnings			0
Total equity			¥ 0

[1]	Translation of amounts from Renminbi (" RMB ") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6. 8755 , the certified exchange rates for December 31 , 201 8 as published by the Federal Reserve Board of the United States . No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31 , 201 8 or on any other date .